UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate ETF
VGSR (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “ETF”) for the period of  July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://vertfunds.com/investments/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended June 30, 2026, the ETF had a total return of 12.94% as measured by  NAV. Over those same 12 months, the benchmark S&P Global REIT Index return was 15.39%. Despite the recent underperformance, the Vert Global Sustainable Real Estate ETF has now outperformed the S&P Global REIT Index over the trailing 3-year and 5-year periods. Since inception on October 31st 2017 the strategy has delivered an annualized return of 4.49% which is very close to the benchmark return of 4.65% over that period.
At the sector level, an underweight to healthcare hurt relative performance over the trailing 12 months. Conversely the ETF’s retail REIT selections outperformed the broader benchmark’s retail allocation despite similar weightings.
A detractor to relative performance over the 4 quarters was the ETF’s position in American Tower, a holding not included in the benchmark. After several years of outperformance, this infrastructure REIT lagged in market performance over the past year.
The ETF has always excluded the two pure play single family home REITs, Invitation Homes and American Homes 4 Rent. This was helpful to relative performance over the past year. These REITs were caught up in the political backlash against large institutional landlords owning single family homes, which ultimately resulted in an executive order aimed at limiting these REITs’ ability to purchase residential properties.
The ETF received $67 million in net new inflows from July 1, 2025 to June 30, 2026. The ETF now has over $500 million in assets under management as of June 30, 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Vert Global Sustainable Real Estate ETF	PAGE 1	TSR-AR-56170L695

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2017)
Vert Global Sustainable Real Estate ETF NAV	12.94	3.33	4.49
MSCI ACWI Net Total Return Index (USD)	23.67	10.98	11.72
S&P Global REIT (US Dollar) Net Total Return Index	15.39	2.94	4.65
Visit https://vertfunds.com/investments/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. Had the predecessor mutual fund been organized as an ETF, its performance may have differed from the performance shown above.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$523,653,129
Number of Holdings	145
Net Advisory Fee Paid	$1,567,691
Portfolio Turnover Rate	6%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.36%
30-Day SEC Yield Unsubsidized	3.28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)*

Top 10 Issuers	(% of Net Assets)
Equinix, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Welltower, Inc.	5.2%
Prologis, Inc.	4.6%
Digital Realty Trust, Inc.	4.6%
American Tower Corp.	4.2%
Goodman Group	4.2%
Ventas, Inc.	4.2%
Iron Mountain, Inc.	3.6%
Extra Space Storage, Inc.	3.0%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://vertfunds.com/investments/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-844-740-VERT, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Vert Global Sustainable Real Estate ETF	PAGE 2	TSR-AR-56170L695

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$19,500	$14,100
Audit-Related Fees	N/A	N/A
Tax Fees	$8,600	$3,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Vert Global Sustainable Real Estate ETF:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$8,600	$3,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vert Global Sustainable Real Estate ETF (VGSR)
Core Financial Statements
June 30, 2026

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.1%
Diversified REITs - 8.1%
Activia Properties, Inc.	983	$829,222
American Assets Trust, Inc.	22,616	558,389
British Land Co. PLC	510,897	2,804,563
CapitaLand Integrated Commercial Trust	3,259,556	5,972,514
Charter Hall Long Wale REIT	337,685	853,910
Covivio SA/France	27,323	1,674,379
Custodian Property Income REIT PLC	136,669	158,901
Daiwa House REIT Investment Corp.	2,194	1,626,685
GPT Group	991,034	3,350,546
Growthpoint Properties Australia Ltd.	118,508	178,162
Growthpoint Properties Ltd.	1,718,636	1,808,815
Hulic Reit, Inc.	621	593,394
ICADE	14,517	318,668
KDX Realty Investment Corp.	1,921	1,830,875
Land Securities Group PLC	366,996	3,170,981
Merlin Properties Socimi SA	214,788	3,767,004
Mirvac Group	1,984,648	2,364,935
Mori Trust Reit, Inc.	1,315	601,166
Nomura Real Estate Master Fund, Inc.	1,953	1,824,122
Picton Property Income Ltd.	192,675	181,822
Redefine Properties Ltd.	3,278,471	1,280,184
Sekisui House Reit, Inc.	2,041	961,948
Shaftesbury Capital PLC	714,233	1,309,136
Stockland	1,237,504	3,497,954
Suntec Real Estate Investment Trust	953,900	1,069,353
		42,587,628
Health Care REITs - 12.6%
Aedifica SA	42,223	3,408,117
Alexandria Real Estate Equities, Inc.	78,020	4,123,357
Care Property Invest NV	17,244	248,410
Healthpeak Properties, Inc.(a)	345,863	7,401,468
Primary Health Properties PLC	1,226,191	1,557,476
Ventas, Inc.	247,437	21,972,406
Welltower, Inc.	119,532	27,130,178
		65,841,412
Hotel & Resort REITs - 2.4%
CapitaLand Ascott Trust	1,313,100	898,445
DiamondRock Hospitality Co.(a)	107,310	1,307,036
Hoshino Resorts REIT, Inc.	299	441,164
Host Hotels & Resorts, Inc.(a)	346,634	8,218,692
Japan Hotel REIT Investment Corp.	3,088	1,506,712
		12,372,049

The accompanying notes are an integral part of these financial statements.

1

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Industrial REITs - 16.6%
Americold Realty Trust, Inc.	142,145	$2,234,519
CapitaLand Ascendas REIT	2,094,295	4,031,694
Dexus Industria REIT	118,619	199,695
Dream Industrial Real Estate Investment Trust	64,919	640,153
Frasers Logistics & Commercial Trust	1,460,500	1,089,630
GLP J-REIT	2,266	1,915,695
Goodman Group	1,026,331	22,134,711
Goodman Property Trust	541,950	625,826
Industrial & Infrastructure Fund Investment Corp.	1,232	1,075,655
Japan Logistics Fund, Inc.	1,205	703,612
LaSalle Logiport REIT	802	720,455
LXP Industrial Trust(a)	28,221	1,520,547
Mitsubishi Estate Logistics REIT Investment Corp.	675	496,308
Montea NV	10,115	773,665
Nippon Prologis REIT, Inc.	3,523	1,881,535
Prologis Property Mexico SAB de CV	531,618	2,296,997
Prologis, Inc.	179,025	24,252,517
Rexford Industrial Realty, Inc.	112,617	3,772,670
Segro PLC	652,468	7,579,104
STAG Industrial, Inc.	94,826	3,609,078
Tritax Big Box REIT PLC	1,252,519	2,683,114
Warehouses De Pauw CVA	99,694	2,514,405
		86,751,585
Office REITs - 6.6%
Allied Properties Real Estate Investment Trust	40,200	279,098
Brandywine Realty Trust	66,296	210,158
BXP, Inc.(a)	75,334	4,995,398
CLS Holdings PLC	16,587	10,248
Colonial SFL Socimi SA(b)	138,441	897,446
Cousins Properties, Inc.	80,483	2,412,880
Cromwell Property Group	819,845	247,075
Derwent London PLC	52,172	1,344,047
Dexus	537,412	2,010,520
Dream Office Real Estate Investment Trust	3,508	44,260
Empire State Realty Trust, Inc. - Class A	56,073	303,355
Gecina SA	23,074	1,940,288
Great Portland Estates PLC	178,228	785,354
Helical PLC	17,189	43,757
Hudson Pacific Properties, Inc.(b)	18,047	274,134
Japan Prime Realty Investment Corp.	1,797	1,031,596
Japan Real Estate Investment Corp.	3,368	2,399,719
JBG SMITH Properties	30,374	445,587
Keppel REIT	1,710,100	1,137,026
Kilroy Realty Corp.(a)	55,718	2,087,753
Mori Hills REIT Investment Corp.	674	533,311

The accompanying notes are an integral part of these financial statements.

2

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office REITs - (Continued)
Nippon Building Fund, Inc.	3,855	$2,986,276
NSI NV	7,443	147,046
Orix JREIT, Inc.	2,627	1,575,958
Precinct Properties New Zealand Ltd.	863,964	511,125
SL Green Realty Corp.(a)	35,537	1,839,750
Tokyu REIT, Inc.	350	398,185
Vornado Realty Trust	82,234	3,231,796
Workspace Group PLC	75,673	347,913
		34,471,059
Residential REITs - 12.2%
Altarea SCA	2,519	281,374
AvalonBay Communities, Inc.	70,343	13,273,021
Camden Property Trust(a)	49,297	5,644,013
Centerspace	7,308	410,636
Equity LifeStyle Properties, Inc.	91,218	5,879,000
Equity Residential	175,168	11,899,162
Essex Property Trust, Inc.	31,848	9,286,558
Irish Residential Properties REIT PLC	235,272	313,639
Killam Apartment Real Estate Investment Trust	29,442	384,951
Mid-America Apartment Communities, Inc.	56,841	7,897,489
UDR, Inc.	156,281	6,238,737
UMH Properties, Inc.	37,726	571,172
UNITE Group PLC	200,276	1,351,672
Xior Student Housing NV	20,738	623,567
		64,054,991
Retail REITs - 19.0%
Aeon Reit Investment Corp	757	572,903
Brixmor Property Group, Inc.	146,268	4,611,830
Carmila SA	32,541	619,077
Charter Hall Retail REIT	263,741	716,261
Choice Properties Real Estate Investment Trust	81,134	934,435
Eurocommercial Properties NV	22,121	690,443
Federal Realty Investment Trust	39,712	4,902,049
First Capital Real Estate Investment Trust	55,225	900,727
Frasers Centrepoint Trust	604,836	1,056,809
Hammerson PLC	272,100	1,335,509
Immobiliare Grande Distribuzione SIIQ SpA	19,790	95,368
Japan Metropolitan Fund Invest	3,747	2,584,456
Kimco Realty Corp.	339,590	8,608,607
Kite Realty Group Trust(a)	99,413	2,821,341
Kiwi Property Group Ltd.	829,750	448,404
Klepierre SA	110,865	4,636,592
Lendlease Global Commercial REIT	1,289,597	568,302
Macerich Co.(a)	132,685	3,342,335
Mercialys SA	49,141	658,464

The accompanying notes are an integral part of these financial statements.

3

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Retail REITs - (Continued)
NewRiver REIT PLC	97,845	$101,554
Phillips Edison & Co., Inc.	62,218	2,589,513
Regency Centers Corp.	85,640	6,828,934
RioCan Real Estate Investment Trust	74,313	1,188,484
Scentre Group	2,687,558	7,187,079
Simon Property Group, Inc.	126,764	28,350,769
SmartCentres Real Estate Investment Trust	37,886	809,392
Unibail-Rodamco-Westfield	60,388	7,073,321
Urban Edge Properties	58,718	1,343,468
Vastned NV	3,883	131,185
Vicinity Ltd.	1,982,890	3,544,260
Wereldhave Belgium Comm VA	545	32,650
Wereldhave NV	18,651	424,342
		99,708,863
Specialized REITs - 21.6%
American Tower Corp.	135,609	22,181,564
Big Yellow Group PLC	98,489	1,179,740
Charter Hall Social Infrastructure REIT	179,722	333,690
Digital Realty Trust, Inc.	132,730	23,835,653
Equinix, Inc.	28,463	29,669,547
Extra Space Storage, Inc.	106,857	15,526,322
Iron Mountain, Inc.	150,507	19,010,539
Safestore Holdings PLC	115,005	935,683
Shurgard Self Storage Ltd.	16,910	494,931
		113,167,669
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $444,484,748)		518,955,256
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	20,062,842	20,062,842
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,062,842)		20,062,842

The accompanying notes are an integral part of these financial statements.

4

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(c)	2,128,213	$2,128,213
TOTAL MONEY MARKET FUNDS (Cost $2,128,213)		2,128,213
TOTAL INVESTMENTS - 103.3% (Cost $466,675,803)		$541,146,311
Liabilities in Excess of Other Assets - (3.3)%		(17,493,182)
TOTAL NET ASSETS - 100.0%		$523,653,129

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security was on loan as of June 30, 2026. The fair value of these securities was $19,145,039.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value	$541,146,311
Foreign currency, at value	115,663
Dividends receivable	2,429,170
Dividend tax reclaims receivable	274,391
Security lending income receivable	1,087
Prepaid expenses and other assets	1,059
Total assets	543,967,681
LIABILITIES:
Payable upon return of securities loaned	20,062,842
Payable to advisor	137,369
Payable for fund administration and accounting fees	46,381
Payable for custodian fees	9,637
Payable for compliance fees	2,654
Payable for transfer agent fees and expenses	830
Payable for expenses and other liabilities	54,839
Total liabilities	20,314,552
NET ASSETS	$523,653,129
Net Assets Consist of:
Paid-in capital	$473,638,586
Total accumulated earnings	50,014,543
Total net assets	$523,653,129
Net assets	$523,653,129
Shares issued and outstanding(a)	46,142,962
Net asset value per share	$11.35
Cost:
Investments, at cost	$466,675,803
Foreign currency, at cost	$115,478
Loaned Securities:
at value (included in investments)	$19,145,039

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

6

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$16,600,162
Interest income	24,115
Securities lending income	26,508
Less: dividend withholding taxes	(919,388)
Total investment income	15,731,397
EXPENSES:
Investment advisory fee (Note 4)	1,856,489
Fund administration and accounting fees (Note 4)	259,457
Custodian fees (Note 4)	68,915
Legal fees	41,734
Reports to shareholders	35,951
Trustees’ fees	31,806
Audit fees	18,210
Compliance fees (Note 4)	15,878
Federal and state registration fees	6,362
Transfer agent fees (Note 4)	1,278
Other expenses and fees	41,268
Total expenses	2,377,348
Expense reimbursement by advisor (Note 4)	(288,798)
Net expenses	2,088,550
Net investment income	13,642,847
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,163,767)
In-kind transactions	6,148,007
Distributions received from other investment companies	4,997
Foreign currency transactions	(22,147)
Net realized gain	4,967,090
Net change in unrealized appreciation (depreciation) on:
Investments	39,685,264
Foreign currency translation	(16,107)
Net change in unrealized appreciation	39,669,157
Net realized and unrealized gain	44,636,247
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,279,094

The accompanying notes are an integral part of these financial statements.

7

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income	$13,642,847	$11,949,700
Net realized gain	4,967,090	11,421,085
Net change in unrealized appreciation	39,669,157	17,829,389
Net increase in net assets from operations	58,279,094	41,200,174
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,802,370)	(12,668,842)
From return of capital	(744,105)	—
Total distributions to shareholders	(16,546,475)	(12,668,842)
CAPITAL TRANSACTIONS:
Shares sold	81,454,280	61,878,098
Shares redeemed	(14,219,700)	(42,809,998)
Net increase in net assets from capital transactions	67,234,580	19,068,100
Net increase in net assets	108,967,199	47,599,432
NET ASSETS:
Beginning of the year	414,685,930	367,086,498
End of the year	$523,653,129	$414,685,930
SHARES TRANSACTIONS
Shares sold	7,675,000	5,975,000
Shares redeemed	(1,375,000)	(4,150,000)
Total increase in shares outstanding	6,300,000	1,825,000

The accompanying notes are an integral part of these financial statements.

8

Vert Global Sustainable Real Estate ETF
Financial Highlights
For a share outstanding throughout each year

	Year Ended June 30,
	2026	2025	2024(a)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.41	$9.66	$9.11	$9.62	$11.39
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.35	0.28	0.30	0.21
Net realized and unrealized gain (loss) on investments	1.00	0.72	0.76	(0.67)	(1.55)
Total from investment operations	1.32	1.07	1.04	(0.37)	(1.34)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.32)	(0.46)	(0.04)	(0.26)
Net realized gains	—	—	—	(0.10)	(0.17)
Return of capital	(0.02)	—	(0.03)	—	—
Total distributions	(0.38)	(0.32)	(0.49)	(0.14)	(0.43)
Redemption fee per share	—	—	0.00(c)	—	—
ETF transaction fees per share	—	—	0.00(c)	—	—
Net asset value, end of year	$11.35	$10.41	$9.66	$9.11	$9.62
Total return	12.94%(d)	11.13%(d)	11.41%(d)	(3.84)%	(12.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$523,653	$414,686	$367,086	$291,849	$159,356
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.51%	0.51%	0.56%	0.62%	0.67%
After expense waiver/recoupment	0.45%	0.45%	0.47%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.94%	3.33%	3.03%	3.23%	1.80%
Portfolio turnover rate	6%(e)	6%(e)	11%(e)	9%	11%

(a)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. The financial highlights in the above table reflect the performance of the mutual fund for the period prior to December 4, 2023 and the performance of the Fund as an ETF for the period from December 4, 2023 through June 30, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)	The performance of the Fund is calculated on a net asset value basis.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026
NOTE 1 – ORGANIZATION
The Vert Global Sustainable Real Estate ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 31, 2017. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to achieve long-term capital appreciation.
The Fund is the accounting and performance survivor of the Vert Global Sustainable Real Estate Fund (the “Target Fund”) following a tax-free reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an exchange-traded fund (“ETF”) on December 4, 2023. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization. The Fund has a substantially similar strategy as the Target Fund. Shares of the Target Fund were exchanged for shares of equal value of the Fund. The cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended June 30, 2026.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

10

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes its net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities and currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2026, and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

11

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

12

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The inputs and methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$518,955,256	$—	$—	$518,955,256
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	20,062,842
Money Market Funds	2,128,213	—	—	2,128,213
Total Investments	$521,083,469	$—	$—	$541,146,311

(a)
Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$31,567
Purchases	—
Sales proceeds (and/or rights exercised)	(35,814)
Change in unrealized appreciation/(depreciation)	280,930
Amortization/(Accretion)	—
Realized gain/loss	(276,683)
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$—

As of June 30, 2026, the Fund did not hold any Level 3 assets.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended June 30, 2026, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2026, the Fund incurred $1,856,489 in advisory fees. Advisory fees payable at June 30, 2026 were $137,369. The Advisor has retained Dimensional Fund Advisors LP as a sub-advisor to the Fund. The Advisor pays the sub-advisory fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that the total annual fund operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees (including sub-transfer agency fees), taxes, any expenses incurred in connection with borrowings made by the Fund, interest (including without limitation interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on

13

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
short positions, acquired fund fees and expenses or extraordinary expenses such as litigation do not exceed the following amounts of the average daily net assets of the Fund:

Vert Global Sustainable Real Estate ETF	0.45%

For the fiscal year ended June 30, 2026, the Advisor reduced its fees and absorbed Fund expenses in the amount of $288,798 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2028, unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2027	6/30/2028	6/30/2029	Total
$195,771	$242,173	$288,798	$726,742

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
For the fiscal year ended June 30, 2026, the Fund incurred the following expenses for fund administration, accounting, transfer agent, custodian, and compliance fees:

Fund administration and accounting	$259,457
Custodian	$68,915
Transfer agent	$1,278
Compliance	$15,878

At June 30, 2026, the Fund had payables due to Fund Services for fund administration, accounting and transfer agent fees, compliance fees, and to U.S. Bank N.A. for custodian fees in the following amounts:

Fund administration and accounting	$46,381
Custodian	$9,637
Transfer agent	$830
Compliance	$2,654

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares of the Fund (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

14

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
NOTE 5 – SECURITIES TRANSACTIONS
For the fiscal year ended June 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$26,088,689	$27,075,532

There were no purchases or sales of long-term U.S. Government securities.
For the fiscal year ended June 30, 2026, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$80,959,237	$14,140,956

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2026, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$478,267,563
Gross unrealized appreciation	101,938,518
Gross unrealized depreciation	(39,059,770)
Net unrealized appreciation	62,878,748
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Capital loss carry-forwards	—
Other accumulated (losses)	(12,864,205)
Total accumulated earnings	$50,014,543

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of June 30, 2026, the Fund had long-term capital losses in the amount of $11,296,410 and short-term capital losses in the amount of $1,569,292 with no expiration, to offset future capital gains.
For the fiscal year ended June 30, 2026, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Deficit	Paid in Capital
Vert Global Sustainable Real Estate ETF	$(5,958,701)	$5,958,701

The tax character of distributions paid during the fiscal year ended June 30, 2026 and the fiscal year ended June 30, 2025, was as follows:

	Year Ended June 30,
	2026	2025
Ordinary income	$15,802,370	$12,668,842
Return of Capital	$744,105	$—

15

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As is the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the loans will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of June 30, 2026, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

16

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Vert Global Sustainable Real Estate ETF	$19,145,039	Non-registered money market fund	$20,062,842	$20,062,842	$ —

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.
Refer to the Fund’s Schedule of Investments for details on the securities out on loan.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CEO of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 11 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
NOTE 12 - CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. There are no known individual shareholders that have a position which exceeds 25% of the voting securities of the Fund. As of June 30, 2026, the Advisor and its affiliates did not hold any shares of the Fund.

17

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vert Global Sustainable Real Estate ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vert Global Sustainable Real Estate ETF (the “Fund”), a series of Manager Directed Portfolios, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

18

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vert Global Sustainable Real Estate ETF	41.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was as follows:

Vert Global Sustainable Real Estate ETF	0.00%

19

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
Not applicable.

20

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 31, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	August 31, 2026

* Print the name and title of each signing officer under his or her signature.